Effect on Current Period Provision of Changes in Methodology (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses	$ 0	$ 600	$ 250	$ 1,200	$ 1,850	$ 5,658	$ 8,800
Commercial Industrial And Agricultural [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses			(331)	485	(237)	(1,604)
Real Estate One To Four Family Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses			56	628	2,499	4,166
Real Estate One To Four Family Residential [Member] | Closed End First And Seconds [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses			(188)	523	1,427	2,623
Real Estate One To Four Family Residential [Member] | Home Equity [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses			244	105	1,072	1,543
Real Estate Multifamily Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses			29	(2)	17	33
Real Estate Construction [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses			432	(800)	(840)	(1,264)
Real Estate Construction [Member] | One To Four Family Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses			(69)	(106)	(59)	80
Real Estate Construction [Member] | Other Construction Land Development And Other Land [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses			501	(694)	(781)	(1,344)
Real Estate And Farmland [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses			11	(11)	75	26
Real Estate Non Farm And Non Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses			(289)	796	77	4,516
Real Estate Non Farm And Non Residential [Member] | Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses			(1,144)	562	513	2,498
Real Estate Non Farm And Non Residential [Member] | Non Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses			855	234	(436)	2,018
Other Loan [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses			343	58	42	134
Provision Based on New Methodology
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					1,850
Provision Based on New Methodology | Commercial Industrial And Agricultural [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(237)
Provision Based on New Methodology | Real Estate One To Four Family Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					2,499
Provision Based on New Methodology | Real Estate One To Four Family Residential [Member] | Closed End First And Seconds [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					1,427
Provision Based on New Methodology | Real Estate One To Four Family Residential [Member] | Home Equity [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					1,072
Provision Based on New Methodology | Real Estate Multifamily Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					17
Provision Based on New Methodology | Real Estate Construction [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(840)
Provision Based on New Methodology | Real Estate Construction [Member] | One To Four Family Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(59)
Provision Based on New Methodology | Real Estate Construction [Member] | Other Construction Land Development And Other Land [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(781)
Provision Based on New Methodology | Real Estate And Farmland [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					75
Provision Based on New Methodology | Real Estate Non Farm And Non Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					77
Provision Based on New Methodology | Real Estate Non Farm And Non Residential [Member] | Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					513
Provision Based on New Methodology | Real Estate Non Farm And Non Residential [Member] | Non Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(436)
Provision Based on New Methodology | Consumer Loan [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					217
Provision Based on New Methodology | Other Loan [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					42
Provision Based on Prior Methodology
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					2,001
Provision Based on Prior Methodology | Commercial Industrial And Agricultural [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(444)
Provision Based on Prior Methodology | Real Estate One To Four Family Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					2,042
Provision Based on Prior Methodology | Real Estate One To Four Family Residential [Member] | Closed End First And Seconds [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					1,984
Provision Based on Prior Methodology | Real Estate One To Four Family Residential [Member] | Home Equity [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					58
Provision Based on Prior Methodology | Real Estate Multifamily Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					10
Provision Based on Prior Methodology | Real Estate Construction [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(989)
Provision Based on Prior Methodology | Real Estate Construction [Member] | One To Four Family Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(154)
Provision Based on Prior Methodology | Real Estate Construction [Member] | Other Construction Land Development And Other Land [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(835)
Provision Based on Prior Methodology | Real Estate And Farmland [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(3)
Provision Based on Prior Methodology | Real Estate Non Farm And Non Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					1,299
Provision Based on Prior Methodology | Real Estate Non Farm And Non Residential [Member] | Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					1,432
Provision Based on Prior Methodology | Real Estate Non Farm And Non Residential [Member] | Non Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(133)
Provision Based on Prior Methodology | Consumer Loan [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					74
Provision Based on Prior Methodology | Other Loan [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					12
Difference
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(151)
Difference | Commercial Industrial And Agricultural [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					207
Difference | Real Estate One To Four Family Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					457
Difference | Real Estate One To Four Family Residential [Member] | Closed End First And Seconds [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(557)
Difference | Real Estate One To Four Family Residential [Member] | Home Equity [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					1,014
Difference | Real Estate Multifamily Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					7
Difference | Real Estate Construction [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					149
Difference | Real Estate Construction [Member] | One To Four Family Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					95
Difference | Real Estate Construction [Member] | Other Construction Land Development And Other Land [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					54
Difference | Real Estate And Farmland [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					78
Difference | Real Estate Non Farm And Non Residential [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(1,222)
Difference | Real Estate Non Farm And Non Residential [Member] | Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(919)
Difference | Real Estate Non Farm And Non Residential [Member] | Non Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					(303)
Difference | Consumer Loan [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					143
Difference | Other Loan [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Provision for loan losses					$ 30